Interest Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Interest Expenses Net Abstract
Schedule of Interest Expenses

Interest expenses as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Interest expense	$150,160	$490,780	$499,746
Interest income	(10,719)	(88,109)	(26,658)
Total interest expense, net	$139,441	$402,671	$473,088